Earning per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2019
Earning per unit and cash distributions
Schedule of calculation of basic and diluted earnings per unit

	Year ended December 31,
(in thousands of U.S. dollars, except per unit numbers)	2019	2018	2017
Net income	$52,741	77,622	$59,190
Adjustment for:
Non-controlling interest	—	—	10,408
Preferred unitholders’ interest in net income	13,850	12,303	2,480
Limited partners' interest in net income	38,891	65,319	46,302
Less: Dividends paid or to be paid (1)	(60,149)	(59,952)	(57,764)
Under (over) distributed earnings	(21,258)	5,367	(11,462)
Under (over) distributed earnings attributable to:
Common units public	(11,514)	2,900	(6,145)
Common units Höegh LNG	(3,211)	340	(736)
Subordinated units Höegh LNG	(6,533)	2,127	(4,581)
	$(21,258)	5,367	$(11,462)
Basic weighted average units outstanding (in thousands)
Common units public	17,986	17,856	17,645
Common units Höegh LNG	7,039	2,101	2,116
Subordinated units Höegh LNG	8,218	13,156	13,156

Diluted weighted average units outstanding (in thousands)
Common units public	17,995	17,864	17,657
Common units Höegh LNG	7,039	2,101	2,116
Subordinated units Höegh LNG	8,218	13,156	13,156

Basic and diluted earnings per unit (2):
Common unit public	$1.12	$1.93	$1.37
Common unit Höegh LNG (3)	$1.84	$2.03	$1.44
Subordinated unit Höegh LNG (3)	$0.70	$2.03	$1.45
(1)

Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period and is based the number of units outstanding at the period end.

(2)

Effective March 21, 2019, granted 10,917 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2020 and 2021, respectively. Effective March 23, 2018, the Partnership granted 14,584 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. On September 14, 2018, the plan was amended to extend the terms and conditions of such unvested units for the grants effective March 23, 2017 and June 3, 2016 of the then-serving CEO/CFO that resigned as CEO/CFO of the Partnership. The phantom units impact the diluted weighted average units outstanding.

(3)

Includes total amounts attributable to incentive distributions rights of $1,597,  $1,591 and $1,141 for the years ended December 31, 2019,  2018 and 2017, respectively, of which $908,  $219 and $158 was attributed to common units owned by Höegh LNG and $688,  $1,372 and $983 was attributed to subordinated units owned by Höegh LNG, for the years ended December 31, 2019, 2018 and 2017, respectively.

(4)	On August 16, 2019, all subordinated units converted into common units on a one-for-one basis.